Inventories - Summary of Movement in Inventory Reserve (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories
Beginning balance	R$ (4,403)	R$ (2,047)	R$ (1,073)
Inventory reserve	(8,476)	(7,252)	(4,481)
Write-off of inventories against reserve	6,362	4,896	3,507
Ending balance	R$ (6,517)	R$ (4,403)	R$ (2,047)